Acquisitions (Tables)	12 Months Ended
Dec. 31, 2025
Acquisitions [Abstract]
Schedule of Consideration for Acquisition Net Assets Acquired and Goodwill

Details of the consideration for acquisition, net assets acquired and goodwill are as follows:

Purchase price consideration paid:
Fair value of shares issued	$2,450,000
Fair value of shares issued	$2,450,000
Fair value of assets and liabilities assumed:
Cash	$236,668
Amounts receivable	13,425
Prepaid expenses	15,879
Client relationships	277,000
Brand name	100,000
Technology	125,000
Deferred tax liability	(133,000)
Accounts payable	(1,024)
Customer prepayment	(261,533)
Goodwill	2,077,585
Total net assets acquired	$2,450,000

Details of the consideration for acquisition, net assets acquired and goodwill are as follows:

Purchase price consideration paid:
Fair value of shares issued	$5,065,277
Fair value of shares issued	$5,065,277
Fair value of assets and liabilities assumed:
Cash	$10,357,387
Amounts receivable	1,970,550
Prepaid expenses	47,972
Digital assets	3,274,538
Client relationships	30,640
Securities	3,015,807
Accounts payable	(13,494,510)
Other liabilities	(137,107)
Total net assets acquired	$5,065,277

Details of the consideration for acquisition, net assets acquired and goodwill are as follows:

Purchase price consideration paid:
Cash consideration	$816,372
Fair value of shares issued	442,722
Fair value of previously held investment	379,906
Fair value of shares issued	$1,639,000
Fair value of assets and liabilities assumed:
Cash	$271,408
Prepaid expenses and deposits	12,473
Goodwill	2,907,440
Trade and other payables	(69,418)
Non-controlling interest	(1,482,903)
Total net assets acquired	$1,639,000